Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of future minimum payments under operating leases

Future minimum payments under non-cancelable operating leases consist of the following as of December 31, 2018:

	RMB	US$
2019	70,231	10,215
2020	49,898	7,257
2021	3,308	481
2022	3,406	495
2023 and thereafter	5,575	811

	132,418	19,259